Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Income (loss) before income taxes:
Parent company and domestic subsidiaries	(177,852)	651,852	1,621,013
Foreign subsidiaries	610,725	751,797	820,067

	432,873	1,403,649	2,441,080

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Current income tax expense:
Parent company and domestic subsidiaries	111,363	178,662	634,458
Foreign subsidiaries	144,514	213,016	189,629

Total current	255,877	391,678	824,087

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(57,940)	140,041	(122,898)
Foreign subsidiaries	64,335	19,967	66,619

Total deferred	6,395	160,008	(56,279)

Total provision	262,272	551,686	767,808

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2012	2013	2014
Statutory tax rate	40.2%	37.6%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.7	0.6	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.7	1.8	1.5
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	9.2	4.1	3.0
Valuation allowance	14.9	1.7	(4.3)
Tax credits	(1.8)	(3.1)	(6.5)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.6)	(4.8)	(3.2)
Unrecognized tax benefits adjustments	2.5	0.1	0.0
Other	(1.2)	1.3	1.2

Effective income tax rate	60.6%	39.3%	31.5%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2013	2014
Deferred tax assets
Accrued pension and severance costs	230,021	179,159
Accrued expenses and liabilities for quality assurances	480,428	523,473
Other accrued employees’ compensation	108,599	126,721
Operating loss carryforwards for tax purposes	160,936	164,070
Tax credit carryforwards	101,251	51,046
Property, plant and equipment and other assets	151,043	213,799
Other	227,596	307,443

Gross deferred tax assets	1,459,874	1,565,711
Less - Valuation allowance	(284,835)	(189,894)

Total deferred tax assets	1,175,039	1,375,817

Deferred tax liabilities
Unrealized gains on securities, net	(388,901)	(608,428)
Undistributed earnings of foreign subsidiaries	(25,713)	(37,556)
Undistributed earnings of affiliated companies accounted for by the equity method	(567,054)	(663,249)
Basis difference of acquired assets	(35,647)	(35,261)
Lease transactions	(650,389)	(776,722)
Other	(66,923)	(91,475)

Gross deferred tax liabilities	(1,734,627)	(2,212,691)

Net deferred tax liability	(559,588)	(836,874)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2013	2014
Deferred tax assets
Deferred income taxes (Current assets)	749,398	866,386
Investments and other assets - Other	100,199	133,537
Deferred tax liabilities
Other current liabilities	(23,258)	(24,951)
Deferred income taxes (Long-term liabilities)	(1,385,927)	(1,811,846)

Net deferred tax liability	(559,588)	(836,874)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2012, 2013 and 2014 consist of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Valuation allowance at beginning of year	280,685	309,268	284,835
Additions	96,754	38,285	23,390
Deductions	(65,566)	(70,986)	(128,928)
Other	(2,605)	8,268	10,597

Valuation allowance at end of year	309,268	284,835	189,894

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2012, 2013 and 2014 is as follows:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Balance at beginning of year	15,453	16,901	22,447
Additions based on tax positions related to the current year	4,187	2,401	310
Additions for tax positions of prior years	10,801	4,339	491
Reductions for tax positions of prior years	(363)	(1,619)	(1,273)
Reductions for tax positions related to lapse of statute of limitations	—	—	—
Reductions for settlements	(12,820)	(2,776)	(3,771)
Other	(357)	3,201	1,189

Balance at end of year	16,901	22,447	19,393